CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss	¥ (710,221)	$ (97,299)	¥ (750,227)	¥ (821,333)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	37,994	5,205	53,683	114,047
Amortization of intangible assets	112,631	15,430	61,077	56,848
Share-based compensation	91,174	12,491	77,502	340,860
Amortization of right-of-use assets	69,439	9,513	88,645	168,369
Recognition of deferred income	(16,061)	(2,200)	(15,733)	(14,934)
Impairment allowance of inventory	(22,798)	(3,123)	(38,246)	(3,079)
Current expected credit losses	617	85	19,887
Deferred income tax benefits	(8,644)	(1,184)	(8,655)	(8,360)
Impairment of and (gain) loss on disposal of property and equipment	(1,122)	(154)	(1,188)	80,288
Loss on disposal of intangible assets			381	920
Impairment of investments				5,078
Share of income from equity investments	(1,386)	(190)	(10,122)	(12,548)
Impairment of goodwill	403,076	55,221	354,039	0
Changes in operating assets and liabilities:
Accounts receivable	(16,324)	(2,236)	(4,472)	154,995
Interest receivables on short-term investments	257	35	937	319
Prepayments and other current assets	(65,260)	(8,941)	(7,270)	65,916
Inventories	(11,165)	(1,530)	109,443	277,997
Other non-current assets	6,458	885	25,785	27,335
Amounts due from related parties	11,086	1,519	(27,969)	(5,594)
Amounts due to related parties	19,453	2,665	(17,811)	13,275
Accounts payable	(33,601)	(4,603)	(14,156)	(120,970)
Accrued expenses and other liabilities	(22,516)	(3,085)	65,322	(17,303)
Advances from customers	(22,005)	(3,015)	24,927	(4,028)
Income tax payables	2,142	293	(3,880)	5,079
Lease liabilities	(66,890)	(9,164)	(89,341)	(166,969)
Net cash provided by (used in) operating activities	(243,666)	(33,382)	(107,442)	136,208
Cash flows from investing activities
Purchases of intangible assets	(4,280)	(586)	(321)	(8,550)
Purchases of property and equipment	(52,740)	(7,225)	(43,648)	(50,778)
Proceeds from disposal of property and equipment	2,099	288	1,953	4,099
Purchases of short-term investments	(1,316,051)	(180,298)	(2,341,533)	(2,421,802)
Sales of short-term investments	2,005,095	274,696	2,222,376	1,459,564
Acquisition of businesses, net of cash and cash equivalents acquired				(2,107)
Investments on equity investments	(42,000)	(5,754)	(121,547)	(135,842)
Proceeds from disposal of investments			22,233
Net cash (used in) provided by investing activities	592,123	81,121	(260,487)	(1,155,416)
Cash flows from financing activities
Issuance costs of issuance of Ordinary Shares in IPO				(1,706)
Proceeds from exercise of vested share options	11,566	1,585	4,902	1,906
Repurchases of Ordinary shares	(405,792)	(55,594)	(212,693)	(654,650)
Repurchase of redeemable non-controlling interests			(134,664)
Net cash used in financing activities	(394,226)	(54,009)	(342,455)	(654,450)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	5,028	689	14,192	89,978
Net decrease in cash and cash equivalents and restricted cash	(40,741)	(5,581)	(696,192)	(1,583,680)
Cash and cash equivalents and restricted cash at the beginning of the year	858,136	117,564	1,554,328	3,138,008
Cash and cash equivalents and restricted cash at the end of the year	817,395	111,983	858,136	1,554,328
Supplemental disclosures of cash flow information
Income taxes paid	(2,910)	(399)	(7,750)	(6,108)
Supplemental schedule of non-cash investing and financing activities
Purchases of property and equipment	9,141	1,252	12,687	10,607
Purchases of intangible assets	828	113	397	282
Receivables of exercise price of share options	577	79	1,633
Payable for repurchases of Ordinary Shares	¥ 94,701	$ 12,974	442
Capital injection from non-controlling interests				¥ 1,337
Repurchase of redeemable non-controlling interests			22,197
Recognition of redeemable non-controlling interests			¥ 50,129